Cover	Aug. 20, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096514
Amendment Description	1
Document Type	S-6
Document Period End Date	Aug. 20, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2493
Dividend Sustainability Strategic Opportunity Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of common stocks of companies derived from the S&P High Yield Dividend Aristocrats Index. The S&P High Yield Dividend Aristocrats Index consists of stocks of those companies contained in the S&P Composite 1500 Index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 years, which Invesco Capital Markets, Inc., the Sponsor, refers to as “dividend sustainability” companies. The Sponsor, selects the stocks for the Portfolio from among the S&P High Yield Dividend Aristocrats Index component list as most recently made available to the Sponsor prior to the Initial Date of Deposit. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of “dividend sustainability” companies.
Global High Dividend Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of domestic stocks and ADRs of companies with the potential to pay attractive dividend distributions. In selecting the Portfolio, Invesco Capital Markets, Inc., the Sponsor, sought to include dividend-paying companies with operations and/or a business presence throughout the world that have met certain quality requirements. The Sponsor only considered companies having a Standard & Poor’s debt rating of “BBB-” or higher. Companies considered for inclusion in the Portfolio must have recent dividend per share growth and meet certain market capitalization and liquidity requirements. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in dividend-paying securities of foreign and domestic companies that the Sponsor expects to pay above-average levels of income.
Capital Strength Leaders Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of common stocks and American Depositary Receipts (“ADRs”) of companies the Sponsor believes to be conservatively capitalized that also exhibit strong quality and growth characteristics. Invesco Capital Markets, Inc., the Sponsor, evaluates a company’s capital strength primarily through analysis of its use of debt within its capital structure, thereby seeking to focus on companies with meaningful excess capital to fund future growth opportunities. The Sponsor defines “capital strength leaders” as companies that meet the Sponsor’s quantitative screens, and the Sponsor believes have meaningful excess capital to fund future growth opportunities. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies that the Sponsor identifies as “capital strength leaders.”